Net commissions and fee income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail: Text values) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Commission and Fee Income [Line Items]
Balance of receivables from commission and fee income	€ 1,100		€ 960
Balance of contract liabilities associated to commission and fee income	69		87
Contract assets	0		€ 0
Not later than one year and later than four years
Commission and Fee Income [Line Items]
Transaction price allocated to remaining performance obligations	€ 289	€ 173